Earnings Per Common Share (Computation of Basic and Diluted Earnings Per Common Share) (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Net income:
Net income attributable to MHFG common shareholders	¥ 212,984	¥ 285,270
Effect of dilutive securities
Net income attributable to common shareholders after assumed conversions	¥ 212,984	¥ 285,270
Shares:
Weighted average common shares outstanding	25,367,997	25,363,167
Effect of dilutive securities:
Stock options and the common shares of MHFG under the stock compensation programs	2,093	4,790
Weighted average common shares after assumed conversions	25,370,090	25,367,957
Earnings per common share:
Basic net income per common share	¥ 8.40	¥ 11.25
Diluted net income per common share	¥ 8.40	¥ 11.25